Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Product Information [Line Items]
Inventories	$ 59,077	$ 210,259
Long-term deposits	94,811	105,917
Deferred Costs, Noncurrent	63,392	379,284
Deferred revenue	$ 135,737	$ 434,717
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	14.00%	18.00%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	12.00%	13.00%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	12.00%	12.00%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 4 [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	11.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	21.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	14.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 4 [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	11.00%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	30.00%	57.00%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	20.00%	48.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	14.00%	32.00%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
[custom:ConcentrationRiskPercentage]	19.00%	31.00%
V I E [Member]
Product Information [Line Items]
Deferred Costs, Noncurrent	$ 63,392
V I Es Subsidiaries [Member]
Product Information [Line Items]
Deferred Costs, Noncurrent		$ 379,284